MML SERIES INVESTMENT FUND

MML Income & Growth Fund

Supplement dated December 17, 2015 to the

Prospectus dated May 1, 2015 and the

Summary Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

The following information pertains to the MML Income & Growth Fund:

Effective January 1, 2016, the information for Kathleen M. Anderson under the heading Portfolio Managers in the section titled Management (page 35 in the Prospectus) and under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 90 of the Prospectus is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-15-04

IG 15-01

MML SERIES INVESTMENT FUND

Supplement dated December 17, 2015 to the

Statement of Additional Information dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective January 1, 2016, the information for Kathleen M. Anderson under BlackRock Investment Management, LLC found on pages B-195 and B-197 in Appendix C – Additional Portfolio Manager Information is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L7352-15-03